Notes Payable - Schedule of Notes Payable (Details) (OWP Ventures, Inc.) (Parenthetical) - OWP Ventures, Inc. [Member] - USD ($)			9 Months Ended
	Dec. 26, 2018	Nov. 26, 2018	Dec. 31, 2018
Proceeds from notes payable			$ 200,000
Unsecured Promissory Note [Member] | CSW Ventures, LP [Member]
Proceeds from notes payable	$ 100,000	$ 100,000
Debt interest rate	6.00%	6.00%